SPECTRUM LOW VOLATILITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2021

Shares				Fair Value
	MUTUAL FUNDS — 66.0%
	DEBT FUNDS - 54.1%
3,749,110	AlphaCentric Income Opportunities Fund, Class I			$ 45,626,670
2,083,687	Axonic Strategic Income Fund, Class I			20,190,922
3,756,220	Braddock Multi-Strategy Income Fund, Institutional Class			27,457,970
3,429,186	Columbia Mortgage Opportunities Fund Class I3			35,869,281
1,148,233	Holbrook Income Fund, Class I			12,102,380
3,415,430	Semper MBS Total Return Fund, Institutional Class			32,753,971
	TOTAL DEBT FUNDS (Cost - $160,921,790)			174,001,194

	MUNICIPAL FUNDS - 11.9%
2,337,248	Invesco Rochester Municipal Opportunities Fund, Class R6			19,071,943
1,045,660	Nuveen High Yield Municipal Bond Fund, Class I			19,323,800
	TOTAL MUNICIPAL FUNDS (Cost - $38,278,994)			38,395,743

	TOTAL MUTUAL FUNDS (Cost - $199,200,784)			212,396,937

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 12.4%
	U.S. TREASURY BILLS - 12.4%
40,000,000	United States Treasury Bill(a)	–	03/10/22	39,997,250
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost - $39,996,978)

Shares
	SHORT-TERM INVESTMENT — 16.3%
	MONEY MARKET FUND - 16.3%
52,327,018	Fidelity Government Portfolio, Class I, 0.01%(b)			52,327,018
	TOTAL SHORT-TERM INVESTMENT (Cost - $52,327,018)

	TOTAL INVESTMENTS - 94.7% (Cost - $291,524,780)			$ 304,721,205
	OTHER ASSETS IN EXCESS OF LIABILITIES - 5.3%			16,905,683
	NET ASSETS - 100.0%			$ 321,626,888

(a)	Zero coupon bond.
(b)	Rate disclosed is the seven-day effective yield as of December 31, 2021.

SPECTRUM LOW VOLATILITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION: (1)(2)(3)
Reference Entity	Counterparty	Termination Date	Interest Rate Received (4)	Notional Value at December 31, 2021	Fair Value	Upfront Premiums Paid	Unrealized Appreciation(5)
CDX North American High Yield Series 37 v1	CS	12/20/2026	500 bps	$ 69,200,000	$ 6,440,628	$ (5,931,921)	$ 508,707

CS - Credit Suisse Securities (USA) LLC
(1) For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and receive the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.
(2) For centrally cleared swaps, implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap contracts as of period will serve as an indicator of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.
(3) For centrally cleared swaps, the notional amounts represents the maximum potential the Fund may pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the CDX HY S37.
(4) Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.
(5) Amount subject to credit contract risk exposure.

TOTAL RETURN SWAPS
Number of Shares	Reference Entity	Notional Amount at December 31, 2021	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Appreciation(2)
Long Position:
1,185,808	AlphaCentric Income Opportunities Fund*	$ 14,431,279	3-Mth USD LIBOR plus 150 bp	7/22/2022	BRC	$ -
2,519,549	AlphaCentric Income Opportunities Fund*	30,662,908	3-Mth USD LIBOR plus 185 bp	9/13/2022	CIBC	-
2,144,872	BlackRock High Yield Municipal Fund*	22,885,795	3-Mth USD LIBOR plus 150 bp	10/31/2024	BRC	-
3,531,086	Credit Suisse Floating Rate High Income Fund*	23,375,791	3-Mth USD LIBOR plus 150 bp	10/31/2024	BRC	-
4,052,163	Eaton Vance Floating-Rate Advantaged Fund*	42,750,318	3-Mth USD LIBOR plus 150 bp	6/30/2022	BRC	-
7,050,926	Invesco Senior Floating Rate Fund*	49,850,047	3-Mth USD LIBOR plus 150 bp	6/30/2022	BRC	-
123,600	iShares TIPS Bond ETF	15,969,120	1-Mth USD LIBOR minus 100 bp	1/25/2023	BRC	86,791
1,052,632	Nuveen Floating Rate Income Fund*	20,010,526	3-Mth USD LIBOR plus 150 bp	10/31/2024	BRC	-
1,290,526	Nuveen High Yield Municipal Bond Fund*	23,874,728	3-Mth USD LIBOR plus 150 bp	7/31/2024	BRC	-
832,774	PIMCO High Yield Spectrums Fund*	8,336,071	3-Mth USD LIBOR plus 150 bp	10/31/2024	BRC	-
2,636,440	PIMCO Income Fund*	31,479,093	3-Mth USD LIBOR plus 150 bp	10/31/2024	BRC	-
2,871,963	PIMCO Preferred and Capital Securities Fund*	31,505,433	3-Mth USD LIBOR plus 150 bp	10/31/2024	BRC	-
1,558,567	Principal Spectrum Preferred and Capital Securities Income Fund*	16,100,000	3-Mth USD LIBOR plus 185 bp	1/31/2023	CIBC	-

					Total:	$ 86,791
	BRC - Barclays Capital
	CIBC - Canadian Imperial Bank of Commerce
	LIBOR - London Interbank Offered Rate
(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.
(2)	Amount subject to interest rate contract risk exposure.
	* Swap contract reset at December 31, 2021.

SPECTRUM ADVISORS PREFERRED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2021

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 8.2%
	FIXED INCOME - 8.2%
40,900	iShares Preferred & Income Securities ETF			$ 1,612,687
	TOTAL EXCHANGE-TRADED FUNDS (Cost - $1,576,634)

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 50.6%
	U.S. TREASURY BILLS - 50.6%
10,000,000	United States Treasury Bill(a)	–	03/10/22	9,999,313
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost - $9,999,218)

Shares
	SHORT-TERM INVESTMENTS — 31.1%
	MONEY MARKET FUNDS - 31.1%
3,080,244	Fidelity Government Portfolio, Class I, 0.01%(b)			3,080,244
3,080,244	First American Government Obligations Fund, Class Z, 0.02%(b)			3,080,244
	TOTAL SHORT-TERM INVESTMENTS (Cost - $6,160,488)			6,160,488

	TOTAL INVESTMENTS - 89.9% (Cost - $17,736,340)			$ 17,772,488
	OTHER ASSETS IN EXCESS OF LIABILITIES - 10.1%			2,005,664
	NET ASSETS - 100.0%			$ 19,778,152

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)(c)
15	CME E-Mini NASDAQ 100 Index Future	03/18/2022	$ 4,896,240	$ 107,090
63	CME E-Mini Russell 2000 Index Futures	03/18/2022	7,064,820	90,815
20	CME E-Mini Standard & Poor's 500 Index Futures	03/18/2022	4,758,500	(2,500)
	TOTAL FUTURES CONTRACTS			$ 195,405

ETF	- Exchange-Traded Fund

(a)	Zero coupon bond.
(b)	Rate disclosed is the seven-day effective yield as of December 31, 2021.
(c)	Amount subject to equity contract risk exposure.

SPECTRUM ADVISORS PREFERRED FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

TOTAL RETURN SWAPS
Number of Shares	Reference Entity	Notional Amount at December 31, 2021	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Appreciation (Depreciation)(2)
Long Position:
145	Alphabet, Inc.	$ 420,071	1-Mth USD LIBOR plus 30 bp	1/19/2023	BRC	$ 3,922
1,085	ANSYS, Inc.	435,215	1-Mth USD LIBOR plus 30 bp	1/19/2023	BRC	4,981
518	ASML Holding NV	412,401	1-Mth USD LIBOR plus 30 bp	1/19/2023	BRC	14,087
2,398	Cadence Design Systems, Inc.	446,867	1-Mth USD LIBOR plus 30 bp	1/19/2023	BRC	17,982
2,253	CDW Corp.	461,369	1-Mth USD LIBOR plus 30 bp	1/19/2023	BRC	58,514
5,596	Cognizant Technology Solutions Corp.	496,477	1-Mth USD LIBOR plus 30 bp	1/19/2023	BRC	51,827
2,890	Copart, Inc.	438,182	1-Mth USD LIBOR plus 30 bp	1/19/2023	BRC	33,779
44,900	iShares iBoxx $ High Yield Corporate Bond ETF	3,906,749	1-Mth USD LIBOR plus 30 bp	1/19/2023	BRC	18,370
17,900	iShares JPMorgan USD Emerging Markets Bond ETF	1,952,174	1-Mth USD LIBOR plus 30 bp	1/19/2023	BRC	(4,028)
2,674	Marriott International, Inc.	441,852	1-Mth USD LIBOR plus 30 bp	1/19/2023	BRC	56,330
4,884	Microchip Technology, Inc.	425,201	1-Mth USD LIBOR plus 30 bp	1/19/2023	BRC	10,877
1,197	NVIDIA Corp.	352,050	1-Mth USD LIBOR plus 30 bp	1/19/2023	BRC	1,262
1,733	NXP Semiconductors N.V	394,743	1-Mth USD LIBOR plus 30 bp	1/19/2023	BRC	10,634
18,200	SPDR Bloomberg Convertible Securities ETF	1,509,872	1-Mth USD LIBOR plus 30 bp	1/19/2023	BRC	13,233
1,245	Synopsys, Inc.	458,782	1-Mth USD LIBOR plus 30 bp	1/19/2023	BRC	24,589
31,400	VanEck High Yield Muni ETF	1,960,302	1-Mth USD LIBOR plus 30 bp	2/1/2023	BRC	(785)

					Total:	$ 315,574
	BRC - Barclays Capital
	LIBOR - London Interbank Offered Rate
(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.
(2)	Amount suject to equity contract risk exposure.

SPECTRUM UNCONSTRAINED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2021

Shares		Fair Value
	MUTUAL FUNDS — 28.3%
	DEBT FUNDS – 19.2%
106,094	Axonic Strategic Income Fund, Class I	$ 1,028,049
103,973	Holbrook Income Fund, Class I	1,095,876
	TOTAL DEBT FUNDS (Cost - $2,165,599)	2,123,925

	MUNICIPAL FUND - 9.1%
54,364	Nuveen High Yield Municipal Bond Fund, Class I	1,004,639
	TOTAL MUNICIPAL FUND (Cost - $1,004,847)

	TOTAL MUTUAL FUNDS (Cost - $3,170,446)	3,128,564

	SHORT-TERM INVESTMENTS — 59.8%
	MONEY MARKET FUNDS - 59.8%
3,313,338	Fidelity Government Portfolio, Class I, 0.01%(a)	3,313,338
3,313,338	First American Government Obligations Fund, Class Z, 0.02%(a)	3,313,338
	TOTAL SHORT-TERM INVESTMENTS (Cost - $6,626,676)	6,626,676

	TOTAL INVESTMENTS - 88.1% (Cost - $9,797,122)	$ 9,755,240
	OTHER ASSETS IN EXCESS OF LIABILITIES - 11.9%	1,321,448
	NET ASSETS - 100.0%	$ 11,076,688

(a)	Rate disclosed is the seven-day effective yield as of December 31, 2021.

SPECTRUM UNCONSTRAINED FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

TOTAL RETURN SWAPS
Number of Shares	Reference Entity	Notional Amount at December 31, 2021	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Appreciation (Depreciation)(2)
Long Position:
432,526	AlphaCentric Income Opportunities Fund *	$ 5,263,841	3-Mth USD LIBOR plus 150 bp	7/22/2022	BRC	$ -
468,674	AlphaCentric Income Opportunities Fund *	5,703,759	3-Mth USD LIBOR plus 185 bp	9/13/2022	CIBC	-
246,600	Invesco Senior Loan ETF	5,449,860	1-Mth USD LIBOR plus 20 bp	1/5/2023	BRC	39,805
62,700	iShares iBoxx $ High Yield Corporate Bond ETF	5,455,527	1-Mth USD LIBOR plus 20 bp	1/12/2023	BRC	51,030
25,300	iShares JPMorgan USD Emerging Markets Bond ETF	2,759,218	1-Mth USD LIBOR plus 20 bp	2/1/2023	BRC	(5,716)
83,700	iShares Preferred and Income Securities ETF	3,300,291	1-Mth USD LIBOR plus 20 bp	1/5/2023	BRC	58,242
20,000	SPDR Bloomberg Convertible Securities ETF	1,659,200	1-Mth USD LIBOR plus 20 bp	2/1/2023	BRC	10,174
17,400	VanEck High Yield Muni ETF	1,086,282	1-Mth USD LIBOR plus 20 bp	1/25/2023	BRC	(289)

					Total:	$ 153,246
	BRC - Barclays Capital
	CIBC - Canadian Imperial Bank of Commerce
	LIBOR - London Interbank Offered Rate
(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.
(2)	Amount subject to interest rate and credit contract risk exposure.
	* Swap contract reset at December 31, 2021.